Leases (Details) - Schedule of Operating Lease and Other Supplemental Information - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule Of Operating Lease And Other Supplemental Information Abstract
Operating lease ROU assets	$ 982,951	$ 1,135,668
Current operating lease liabilities	487,348	539,599
Non-current operating lease liabilities	529,015	636,414
Total lease liabilities	$ 1,016,363	$ 1,176,013
Other supplemental information:
Weighted average remaining lease term (years)	2 years 9 months 21 days	2 years 10 months 9 days
Weighted average discount rate	4.23%	4.26%